UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--41.5%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.15% - 0.18%, 3/12/14 - 3/17/14	500,000,000		500,000,000
Bank of Nova Scotia (Yankee)
0.25%, 3/3/14	365,000,000	a	365,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 8/12/14	500,000,000		500,000,000
Citibank N.A. (Yankee)
0.17%, 5/21/14	500,000,000		500,000,000
Credit Industriel et Commercial (Yankee)
0.16%, 3/3/14 - 3/27/14	350,000,000		350,000,000
Credit Suisse New York (Yankee)
0.18% - 0.20%, 3/10/14 - 5/5/14	300,000,000		300,000,000
Mizuho Bank (Yankee)
0.21%, 3/14/14 - 4/30/14	450,000,000		450,000,000
Norinchukin Bank (Yankee)
0.21%, 4/21/14 - 5/14/14	550,000,000		550,000,000
Rabobank Nederland (Yankee)
0.17% - 0.21%, 5/15/14 - 6/9/14	123,000,000		123,010,385
Royal Bank of Canada (Yankee)
0.15% - 0.27%, 3/3/14 - 3/13/14	560,000,000	a	560,000,000
Skandinaviska Enskilda Banken (Yankee)
0.27%, 5/22/14	500,000,000	b	500,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25% - 0.26%, 3/12/14 - 7/21/14	600,000,000	b	600,000,000
Toronto Dominion Bank NY (Yankee)
0.24%, 10/23/14	250,000,000		250,000,000
UBS AG (Yankee)
0.17%, 3/14/14	250,000,000		250,000,000
Wells Fargo Bank, NA
0.21% - 0.24%, 3/3/14 - 6/9/14	300,000,000	a	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $6,098,010,385)			6,098,010,385
Commercial Paper--13.5%
ASB Finance Ltd.
0.29%, 3/12/14	20,000,000	a,b	20,000,000
Barclays U.S. Funding
0.08%, 3/3/14	205,000,000		204,999,088
BNP Paribas Finance Inc.
0.11%, 3/3/14	175,000,000		174,998,930
DnB Bank
0.31%, 2/26/15	300,000,000	b	299,079,917
National Australia Funding (DE) Inc.
0.20% - 0.24%, 5/14/14 - 7/14/14	550,000,000	a,b	549,887,500
Nordea Bank AB
0.18%, 3/7/14	30,000,000	b	29,999,100
NRW Bank
0.12%, 3/31/14	300,000,000	b	299,970,000
Westpac Banking Corp.
0.22% - 0.28%, 2/28/14 - 3/17/14	405,000,000	a,b	405,000,431

Total Commercial Paper
(cost $1,983,934,966)			1,983,934,966
Asset-Backed Commercial Paper--7.4%
Bedford Row Funding
0.25% - 0.30%, 4/7/14 - 10/9/14	140,000,000	b	139,907,500
Collateralized Commercial Paper Program Co., LLC
0.28% - 0.30%, 3/3/14 - 9/25/14	660,000,000		659,494,111
Liberty Street Funding LLC
0.15%, 4/7/14	100,000,000	b	99,984,583
Northern Pines Funding LLC
0.14%, 3/31/14	80,000,000	b	79,990,667
Regency Markets No. 1 LLC
0.14%, 3/20/14	100,000,000	b	99,992,611
Total Asset-Backed Commercial Paper
(cost $1,079,369,472)			1,079,369,472
Time Deposits--24.5%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.06%, 3/3/14	500,000,000		500,000,000
Credit Agricole (Grand Cayman)
0.10%, 3/3/14	700,000,000		700,000,000
DnB Bank (Grand Cayman)
0.05%, 3/3/14	300,000,000		300,000,000
DZ Bank AG (Grand Cayman)
0.05%, 3/3/14	418,000,000		418,000,000
Lloyds Bank (London)
0.06%, 3/3/14	650,000,000		650,000,000
Natixis New York (Grand Cayman)
0.09%, 3/3/14	99,000,000		99,000,000
Nordea Bank Finland (Grand Cayman)
0.04%, 3/3/14	300,000,000		300,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.06%, 3/3/14	20,000,000		20,000,000
Svenska Handelsbanken (Grand Cayman)
0.05%, 3/3/14	300,000,000		300,000,000
Swedbank (Grand Cayman)
0.06%, 3/3/14	300,000,000		300,000,000
Total Time Deposits
(cost $3,587,000,000)			3,587,000,000
U.S. Government Agency--6.7%
Federal Home Loan Bank
0.04% - 0.17%, 3/7/14 - 1/16/15
(cost $981,062,185)	981,100,000		981,062,185
U.S. Treasury Bills--3.4%
0.11%, 4/24/14
(cost $499,921,250)	500,000,000		499,921,250
U.S. Treasury Notes--1.4%
U.S. Treasury Notes
(cost $201,631,949)	200,000,000		201,631,949
Repurchase Agreements--1.6%
ABN AMRO Bank N. V.
0.03%, dated 2/28/14, due 3/3/14 in the amount of
$200,000,500 (fully collateralized by
Treasury Inflation Protected Securities, 0.50%-1.88%, $2,551,724 U.S.
due 4/15/15-7/15/19, value $2,989,672 and
$201,063,683 U.S. Treasury Notes, 0.25%-2.13%, value

$201,010,334)	200,000,000	200,000,000
Mizuho Securities USA
0.05%, dated 2/28/14 due 3/3/14 in the amount of
$30,000,125 (fully collateralized by $20,146,500 U.S.
Treasury Notes, 4.25%-4.88%, due 8/15/15-8/15/16,
value $21,400,304 and $9,594,976 U.S. Treasury
Strips, 5/15/17-5/15/18, value $9,199,779)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $230,000,000)		230,000,000
Total Investments (cost $14,660,930,207)	100.0%	14,660,930,207
Liabilities, Less Cash and Receivables	(.0%)	(602,701)
Net Assets	100.0%	14,660,327,506

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities amounted to $3,123,812,309 or 21.3% of net assets.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	14,660,930,207
Level 3 - Significant Unobservable Inputs	-
Total	14,660,930,207

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)